Note 10 - Derivatives (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives	$ 0	$ 1,376
Agent Warrants In Connection With March 2020 Private Placement [Member]
Derivatives	0	135
Derivative, Gain (Loss) on Derivative, Net	135	3,220
Agent Warrants Issued in Connection with May 2020 Offering [Member]
Derivatives	0	333
Derivative, Gain (Loss) on Derivative, Net	333	4,146
Agent Warrants In Connection With June 2020 Warrant [Member]
Derivatives	0	908
Derivative, Gain (Loss) on Derivative, Net	$ 908	$ 5,091